Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	249,911	266,005	214,701	192,130
Options exercisable, number of options	40,544
$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 15.28
Options outstanding, number of options	7,825
Options outstanding, weighted average remaining contractual life (in years)	2 years 8 months 12 days
Options exercisable, number of options	7,825
Options exercisable, weighted average remaining contractual life (in years)	2 years 8 months 12 days
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	19,582
Options outstanding, weighted average remaining contractual life (in years)	5 years 7 months 6 days
Options exercisable, number of options	19,582
Options exercisable, weighted average remaining contractual life (in years)	5 years 7 months 6 days
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	19,706
Options outstanding, weighted average remaining contractual life (in years)	8 years 3 months 19 days
Options exercisable, number of options	13,137
Options exercisable, weighted average remaining contractual life (in years)	8 years 3 months 19 days
28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 28.38
Options outstanding, number of options	88,124
Options outstanding, weighted average remaining contractual life (in years)	6 years 4 months 24 days
Options exercisable, number of options
39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 39.62
Options outstanding, number of options	114,674
Options outstanding, weighted average remaining contractual life (in years)	7 years 1 month 6 days
Options exercisable, number of options